Reconciliation of borrowing activities in the statement of cash flow (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Prepaid dividends approved by the Board	R$ (6,000,000)
Borrowing member
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	41,732,123
Proceeds from debt classified as financing activities	16,308
Payments	(9,374,653)
Cash used in financing activities	(9,358,345)
Interest paid	(2,001,552)
Interest and monetary and exchange variations, net	2,626,770
Currency translation adjustments classified as financing activities	1,898,264
Total other changes	2,523,482
Ending balance	34,897,260	R$ 41,732,123
Debentures member
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	236,115
Payments	(39,256)
Cash used in financing activities	(39,256)
Interest paid	(29,033)
Interest and monetary and exchange variations, net	29,092
Total other changes	59
Ending balance	196,918	236,115
Borrowings and debentures member
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	41,968,238
Proceeds from debt classified as financing activities	16,308
Payments	(9,413,909)
Cash used in financing activities	(9,397,601)
Interest paid	(2,030,585)
Interest and monetary and exchange variations, net	2,655,862
Currency translation adjustments classified as financing activities	1,898,264
Total other changes	2,523,541
Ending balance	35,094,178	41,968,238
Braskem idesa financing member
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	12,059,238
Proceeds from debt classified as financing activities	7,271,658
Payments	(7,995,045)
Cash used in financing activities	(723,387)
Interest paid	(649,945)
Interest and monetary and exchange variations, net	1,055,347
Currency translation adjustments classified as financing activities	570,282
Total other changes	975,684
Ending balance	12,311,535	12,059,238
Loan to non controlling shareholders of braskem idesa member
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	3,222,493
Payments	(9,545)
Cash used in financing activities	(9,545)
Interest paid	(4,679)
Interest and monetary and exchange variations, net	243,673
Initial adoption of lease	42,457
Currency translation adjustments classified as financing activities	152,139
Total other changes	433,590
Ending balance	3,646,538	3,222,493
Lease member
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	3,207,886
Payments	(841,706)
Cash used in financing activities	(841,706)
Interest paid		(198,225)
Interest and monetary and exchange variations, net	206,375
New contract classified as financing activities	746,573
Disposal	(50,473)
Currency translation adjustments classified as financing activities	85,984
Total other changes	790,234
Ending balance	3,156,414	3,207,886
Dividends member
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	5,456
Payments	(5,993,265)
Cash used in financing activities	(5,993,265)
Prepaid dividends approved by the Board	6,000,000
Dividends lapse of statute of limitation Other	(1,653)
Total other changes	5,998,347
Ending balance	R$ 10,538	R$ 5,456